Inventories - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Inventory Disclosure [Abstract]
Reserve for obsolete, unmarketable and slow moving assets	$ 1,838		$ 1,639
Expense for damaged and lost inventories	139	$ 871
Reserves to adjust inventories net realizable value	$ 2,238		$ 2,422